Equity (Details) $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended
	Jul. 24, 2022	Oct. 31, 2021	Mar. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 ₪ / shares
Equity (Details) [Line Items]
Salaries to purchase ordinary shares, percentage	0.01%	15.00%
Fair market value		85.00%
Long-Term Debt, Term	364 years
acquires percentage				15.00%
Ordinary shares, par value (in New Shekels per share) | ₪ / shares					₪ 1
Existing holder of ordinary shares				15.00%
Public offering of ordinary shares, net (in Dollars)			$ 218.9
Deferred tax asset (in Dollars)				$ 1.3
Rights Plan [Member]
Equity (Details) [Line Items]
Ownership percentage	15.00%
Ordinary Shares [Member]
Equity (Details) [Line Items]
Sale of public offering shares (in Shares) | shares			7,931,034
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)				$ 1.3
Weighted-average period				2 years 4 months 6 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)				$ 59.0
Weighted-average period				2 years 4 months 24 days